GENERAL (Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [Member]
Concentration Risk [Line Items]
Revenues from major customers, percentage	83.00%	84.00%	83.00%